Condensed Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Net Cash flows used from operating activities:
Net (loss) income	$ 17,125	$ (8,418,831)	$ (6,608,862)	$ (14,757,016)
Adjustments to reconcile net loss (income) to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	$ 444	205,240	5,913	26,683
Stock based compensation		6,383,772	5,814,963	13,126,445
Change in fair value of digital currencies	$ (1,908)	$ (7,476)	112,149	132,916
Interest income on investment			$ (1,685)
Issuance of common stock for services		$ (189,855)
Issuance of derivative liability warrants for services		100,000
Loss on issuance of Units		1,050,911
Fair value adjustments for warrant liabilities		(610,039)	$ (204,957)	(204,957)
Inducement expenses		58,380
Impairment loss		254,433		544,800
Changes in operating assets and liabilities
Digital currencies	$ (21,051)	(37,790)	$ (298,608)	(125,997)
Prepaid expense		24,027	(88,699)	(46,654)
Accounts payable	$ 6,603	$ 292,906	125,007	246,740
Customer deposits	4,263		(4,263)	(4,263)
Net cash (used in) provided by operating activities	$ 5,476	$ (514,612)	(1,149,042)	(1,061,303)
Net cash used in investing activities:
Purchases of intangible assets			(15,469)	(15,468)
Purchase of property and equipment	$ (4,000)	$ (531,434)	$ (199,115)	(345,355)
Sale of property and equipment, net		4,141
Deposits		(51,885)	$ (4,815)	(4,815)
Investments at cost		(1,600,000)	(350,000)	(400,004)
Net cash used in investing activities	$ (4,000)	$ (2,179,178)	(569,399)	(765,642)
Net cash provided by financing activities:
Proceeds from the former members of BCSLLC	$ 7,576		$ 8,000	8,000
Common stock repurchase		$ (2,500)		(2,491)
Net proceeds from issuance of Private Placement Units		2,695,500	$ 1,813,000	1,813,000
Net proceeds from issuance of Private Placement Units from related party		50,000
Proceeds from short term loan		45,000
Overdraft liability				4,787
Payment on short term loan from related party		(7,990)
Net cash provided by financing activities	$ 7,576	2,780,010	$ 1,821,000	1,823,296
Net (decrease) increase in cash	$ 9,052	86,220	102,559	(3,649)
Cash, beginning of period		5,403	9,052	9,052
Cash, end of period	$ 9,052	$ 91,623	111,611	5,403
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Series B Convertible Preferred to common stock			40,000
Conversion of Series C Convertible Preferred to common stock		$ 2,200	1,550
Exchange warrants for common stock			$ 100
Issuance of common stock for asset purchases		$ 48,626
Conversion of accounts payable to common stock		246,924
Issuance of common stock for investment		$ 154,433
Reclassification of derivative liability warrant to additional paid in capital			$ 22,282	22,282
Short term loan from related party for purchase of equipment				$ 7,990